Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Jennison Natural Resources Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	1.81%	13.45%	2.04%
PGIM Jennison Natural Resources Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	5.90%	13.92%	1.90%
PGIM Jennison Natural Resources Fund - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	7.44%	14.48%	2.39%
PGIM Jennison Natural Resources Fund - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	8.10%	15.18%	2.98%
PGIM Jennison Natural Resources Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	8.21%	15.29%	3.10%
Without Sales Load [Member] | PGIM Jennison Natural Resources Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	7.74%	14.74%	2.61%
Without Sales Load [Member] | PGIM Jennison Natural Resources Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	6.90%	13.92%	1.90%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Lipper Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Natural Resources Index
Average Annual Return, Percent	9.58%	13.38%	3.87%
MSCI World ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ND Index
Average Annual Return, Percent	33.68%	12.03%	9.78%